Secured Note Liability (Details) - Schedule of carrying amount for the secured note	12 Months Ended
Dec. 31, 2022 shares
Schedule Of Carrying Amount For The Secured Note Abstract
Fair value at inception	282,263
Add (deduct):
Unrealized change in fair value	(39,879)
Foreign currency translation loss	21,157
Carrying value and fair value on December 31, 2022	263,541